UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-08006

                          Scudder MG Investments Trust
                          ----------------------------
               (Exact name of registrant as specified in charter)


                                One South Street
                               Baltimore, MD 21202
                               -------------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  10/31
                          -----

Date of reporting period:  7/31/04
                         ---------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Emerging Markets Debt Fund
Investment Portfolio as of July 31,2004 (Unaudited)

                                                                                    Principal
                                                                                    Amount ($)(a)            Value ($)
                                                                                    -------------            ---------

Bonds - 91.3%
Argentina 4.2%
Republic of Argentina:
7.0%, 3/18/2049*                                                              EUR         978,613              300,442
7.125%, 6/10/2049*                                                            EUR       2,000,000              620,034
8.5%, 2/23/2005*                                                              EUR         306,775               96,029
9.0%, 11/19/2008*                                                             EUR         766,938              237,763
9.25%, 7/20/2049*                                                             EUR         430,000              134,602
9.75%, 9/19/2027*                                                                       1,550,000              434,000
Series EMTN, 10.0%, 1/7/2049*                                                 EUR         200,000               66,217
10.25%, 2/6/2049*                                                             EUR       1,227,101              407,015
Series BGL4, 11.0%, 10/9/2006*                                                            800,000              254,000
                                                                                                           -----------
(Cost $2,255,225)                                                                                            2,550,102

Brazil 5.9%
Federative Republic of Brazil:
Floating Rate Note Debt Conversion Bond, LIBOR plus .875%,
Series L, 2.125%**, 4/15/2012                                                           1,788,242            1,533,418
11.0%, 8/17/2040                                                                        2,100,000            2,058,000
                                                                                                           -----------
(Cost $3,615,800)                                                                                            3,591,418

Bulgaria 6.3%
Republic of Bulgaria, 8.25%, 1/15/2015                                                  3,250,000            3,857,425
(Cost $3,220,735)

Colombia 5.0%
Republic of Colombia:
8.125%, 5/21/2024                                                                       1,000,000              855,000
10.0%, 1/23/2012                                                                        2,070,000            2,230,425
                                                                                                           -----------
(Cost $3,033,289)                                                                                            3,085,425

Dominican Republic 1.1%
Dominican Republic, 9.04%, 1/23/2013                                                    1,050,000              677,250
(Cost $647,635)

Ecuador 1.9%
Republic of Ecuador, Step-up Coupon, 7.0%**, 8/15/2030                                  1,600,000            1,164,000
(Cost $1,161,257)

Germany 7.2%
Aries Vermogensverwaltung GmbH:
Series B, 7.75%, 10/25/2009                                                   EUR       1,000,000            1,238,263
Series C, 9.6%, 10/25/2014                                                              3,000,000            3,172,650
                                                                                                           -----------
(Cost $4,291,282)                                                                                            4,410,913

Jamaica 2.0%
Government of Jamaica:
10.625%, 6/20/2017                                                                      1,170,000            1,105,650
11.0%, 7/27/2012                                                              EUR         100,000              122,201
                                                                                                           -----------
(Cost $1,238,380)                                                                                            1,227,851

Malaysia 3.5%
Petroliam Nasional Berhad, 7.75%, 8/15/2015                                             1,900,000            2,170,541
(Cost $2,170,792)

Mexico 5.7%
Petroleos Mexicanos, 9.25%, 3/30/2018                                                     300,000              348,000
United Mexican States:
7.5%, 4/8/2033                                                                          1,800,000            1,797,300
8.0%, 9/24/2022                                                                           900,000              963,000
8.125%, 12/30/2019                                                                        220,000              242,550
Series C, Value Recovery Rights*                                                        2,350,000               47,000
Series D, Value Recovery Rights*                                                        2,350,000               47,000
Series E, Value Recovery Rights*                                                        2,350,000               38,775
                                                                                                           -----------
(Cost $3,193,160)                                                                                            3,483,625

Nigeria 1.2%
Nigeria, Promissory Note, Series RC, 5.092%, 1/5/2010                                     801,486              745,500
(Cost $706,096)

Philippines 6.5%
Republic of Philippines:
9.125%, 2/22/2010                                                             EUR         500,000              627,559
9.375%, 1/18/2017                                                                       2,100,000            2,184,000
9.875%, 1/15/2019(c)                                                                    1,170,000            1,205,100
                                                                                                           -----------
(Cost $4,084,735)                                                                                            4,016,659

Romania 4.8%
Republic of Romania:
5.75%, 7/2/2010                                                               EUR         450,000              567,512
8.5%, 5/8/2012                                                                EUR       1,640,000            2,392,476
                                                                                                           -----------
(Cost $2,501,917)                                                                                            2,959,988

Russia 5.0%
Russian Federation:
Step-up Coupon, Series REGS, 5.0%**, 3/31/2030                                          1,050,000              964,005
11.0%, 7/24/2018                                                                          700,000              883,050
12.75%, 6/24/2028                                                                         600,000              873,420
Russian Ministry of Finance, Series V, 3.0%, 5/14/2008                                    400,000              352,000
                                                                                                           -----------
(Cost $2,988,163)                                                                                            3,072,475

South Africa 3.2%
Republic of South Africa, 8.5%, 6/23/2017                                               1,700,000            1,967,750
(Cost $1,953,440)

Turkey 13.1%
Republic of Turkey:
9.5%, 1/15/2014                                                                           600,000              637,500
10.5%, 1/13/2008                                                                          700,000              774,375
11.0%, 1/14/2013                                                                          510,000              587,775
11.75%, 6/15/2010                                                                       1,000,000            1,174,700
11.75%, 6/15/2010                                                                         100,000              117,250
11.875%, 1/15/2030 (c)                                                                  2,250,000            2,868,750
12.375%, 6/15/2009                                                                      1,600,000            1,888,000
                                                                                                           -----------
(Cost $7,873,303)                                                                                            8,048,350

Ukraine 2.5%
Government of Ukraine:
6.875%, 3/4/2011                                                                          300,000              284,550
7.65%, 6/11/2013                                                                        1,280,000            1,228,800
                                                                                                           -----------
(Cost $1,573,959)                                                                                            1,513,350

United States 6.4%
Pemex Project Funding Master Trust:
6.375%, 8/5/2016                                                              EUR         850,000            1,016,195
7.375%, 12/15/2014                                                                      1,800,000            1,885,500
8.625%, 2/1/2022                                                                          470,000              507,600
US Treasury Bond, 8.125%, 8/15/2019                                                       400,000              530,125
                                                                                                           -----------
(Cost $3,934,135)                                                                                            3,939,420

Uruguay 1.3%
Republic of Uruguay:
7.5%, 3/15/2015                                                                           790,000              637,925
7.5%, 3/15/2015                                                                            55,000               44,412
7.875%, 1/15/2033                                                                         161,900              114,949
                                                                                                           -----------
(Cost $792,709)                                                                                                797,286

Venezuela 4.5%
Republic of Venezuela:
Floating Rate Note, LIBOR plus 1.00%, 2.633%**, 4/20/2011                               1,360,000            1,094,800
5.375%, 8/7/2010                                                                          700,000              577,500
Series A, Collateralized Par Bond, 6.75%, 3/31/2020                                       500,000              455,000
10.75%, 9/19/2013                                                                         630,000              653,940
                                                                                                           -----------
(Cost $2,600,380)                                                                                            2,781,240


Total Bonds - (Cost $53,836,392)                                                                            56,060,568

Loan Participation 1.9%
Algeria 1.9%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR
plus .8125%, 2.0%**, 3/4/2010
(Cost $1,133,129)                                                                       1,170,769             1,159,061

                                                                                       Shares                  Value ($)
                                                                                       ------                  ---------

Securities Lending Collateral 4.6%
Daily Assets Fund Institutional, 1.29% (d) (e)
(Cost $2,827,250)                                                                       2,827,250             2,827,250

Cash Equivalents 8.8%
United States 8.8%
Scudder Cash Management QP Trust, 1.38% (b)
(Cost $5,434,711)                                                                       5,434,711             5,434,711


                                                                                        % of
                                                                                     Net Assets                Value ($)
                                                                                     ----------                ---------

Total Investment Portfolio  (Cost $63,231,482)                                              106.6            65,481,590
Other Assets and Liabilities, Net                                                            (6.6)           (4,075,230)
                                                                                                            -----------
Net Assets                                                                                  100.0            61,406,360
                                                                                                         ==============




* Non-income producing security. In the case of a bond, generally, denotes that the issuer has defaulted on the payment of principal or interest.

**       These securities are shown at their current rate as of July 31, 2004.

(a)      Principal amount stated in US dollars unless otherwise noted.

(b) Scudder Cash Management QP Trust is also managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end. rate shown is the annualized seven-day yield at period end.

(c) All or a portion of these securities were on loan. The value of all the securities loaned at July 31, 2004 amounted to $2,705,703 which is 4.4% of total net assets.

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end. rate shown is the annualized seven-day yield at period end.

(e)      Represents collateral held in connection with securities lending.

Currency Abbreviation
EUR    Euro

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Emerging Markets Debt Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                          Scudder Emerging Markets Debt Fund


By:                                 /s/ Julian Sluyters
                                    -------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               September 22, 2004



By:                                 /s/Charles A. Rizzo
                                    -------------------
                                    Charles A. Rizzo
                                    Chief Financial Officer

Date:                               September 22, 2004